Commitments And Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Qualified Settlement Funds
Cash distributions to Qualified Settlement Funds	$ 585,165,000	$ 54,500,000	$ 0
Product Liability
Ending Balance	1,710,000,000
Net gain included in Other income, net	0	50,400,000	0
Vaginal mesh cases
Qualified Settlement Funds
Beginning Balance	11,518,000
Cash distributions to Qualified Settlement Funds	585,165,000
Cash distributions to settle disputes from Qualified Settlement Funds	(111,454,000)
Ending Balance	485,229,000
Product Liability
Beginning Balance	520,000,000
Additional charges	1,273,358,000
Cash distributions to settle disputes from Qualified Settlement Funds	(111,454,000)
Cash distributions to settle disputes	(26,709,000)
Ending Balance	1,655,195,000
Watson Settlement Agreement
Product Liability
Litigation settlement liability relieved during the year		85,123,000
Cost of product shipped to Watson’s wholesaler affiliate		(11,093,000)
Estimated gross-to-net liabilities on product shipped to Watson’s wholesaler affiliate		(29,162,000)
Rebate on product shipped to Watson’s wholesaler affiliate		5,532,000
Net gain included in Other income, net	$ 0	$ 50,400,000